Unit Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash settled restricted unit-based compensation awards			$ 120,438		$ 120,438		$ 68,013
Non-management directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units, granted					14,603
Common units aggregate value, granted					$ 300
Restricted Unit-based Compensation Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted	$ 2,100	$ 2,100
Common units, granted	101,543	67,569
Share-based Compensation Arrangement by Share-based Payment Award, Description					Each award represents the specified number of the Partnership's common units plus reinvested distributions from the grant date to the vesting date.
Vesting period from grant date					3 years
Common units, vested					48,488	20,988
Common units, value					$ 1,500	$ 600
Common units issued to grantees					12,612	6,584
Amount paid to grantees in cash					$ 500	$ 300
Unit based compensation expense			200	$ 500	1,300	$ 1,900
Cash settled restricted unit-based compensation awards			1,000		1,000		$ 1,000
Non-vested awards not yet recognized			$ 1,500		$ 1,500
Expected weighted average period of non-vested awards not yet recognized					1 year 3 months 18 days